FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Jan. 04, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents		$ 1,081,642			$ 1,142,004	$ 949,327	$ 753,497
Other financial assets (current and non-current)		442,684			648,009
Trade and other accounts receivable		1,162,582		$ 1,202,945	1,214,050
Accounts receivable, non-current		5,381			6,891
Accounts receivable from related entities, current		2,931			2,582
Total assets		17,566,777	$ 5,129		18,797,972
Argentina, Pesos
Assets
Cash and cash equivalents		17,786			12,135
Other financial assets (current and non-current)		152			297
Trade and other accounts receivable		82,893			49,958
Total assets		100,831			62,390
Brazil, Brazil Real
Assets
Cash and cash equivalents		131,760			106,499
Other financial assets (current and non-current)		327,110			475,810
Trade and other accounts receivable		511,171			635,890
Accounts receivable, non-current		3			4
Accounts receivable from related entities, current		293			2
Total assets		970,337			1,218,205
Chile, Pesos
Assets
Cash and cash equivalents		415,713			81,845
Other financial assets (current and non-current)		25,972			26,679
Trade and other accounts receivable		113,168			83,415
Accounts receivable, non-current		5,378			6,887
Accounts receivable from related entities, current		200			735
Total assets		560,431			199,561
Colombia, Pesos
Assets
Cash and cash equivalents		10,843			7,264
Other financial assets (current and non-current)		1,748			1,928
Trade and other accounts receivable		7,259			3,249
Total assets		19,850			12,441
Euro Member Countries, Euro
Assets
Cash and cash equivalents		20,339			11,746
Other financial assets (current and non-current)		7,438			7,853
Trade and other accounts receivable		49,044			48,286
Total assets		76,821			67,885
United States of America, Dollars
Assets
Cash and cash equivalents		394,215			882,114
Other financial assets (current and non-current)		78,121			133,431
Trade and other accounts receivable		110,312			257,324
Accounts receivable from related entities, current		2,438			1,845
Total assets		585,086			1,274,714
Other currency
Assets
Cash and cash equivalents		90,986			40,401
Other financial assets (current and non-current)		2,143			2,011
Trade and other accounts receivable	[1]	288,735			135,928
Total assets		$ 381,864			$ 178,340

[1]	See the composition of the others currencies in Note 8 Trade, other accounts receivable and non-current accounts receivable.